34. Net financial expense (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		$ 272,251	$ 196,754	$ 96,225
Financial expenses		(1,541,462)	(1,444,882)	(450,016)
Other financial expense		(101,949)	(27,466)	(561,723)
Net financial expense		(1,371,160)	(1,275,594)	(915,514)
Commercial interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		106,581	134,092	46,109
Financial expenses		(1,029,987)	(1,020,888)	(192,478)
Financial interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial income		165,670	62,662	50,116
Interest and other
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses	[1]	(491,570)	(410,940)	(233,769)
Fiscal interest
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses		(18,690)	(9,837)	(3,652)
Bank fees and expenses
SummaryOfNetFinancialExpenseLineItems [Line Items]
Financial expenses		(1,215)	(3,217)	(20,117)
Exchange differences
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		(382,004)	(417,708)	(894,773)
Adjustment to present value of receivables
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		(292)	2,884	5,387
Changes in fair value of financial assets
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense	[2]	321,621	424,099	350,543
Net gain from the repurchase of Corporate Notes
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		0	42	0
Other financial expense
SummaryOfNetFinancialExpenseLineItems [Line Items]
Other financial expense		$ (41,274)	$ (36,783)	$ (22,880)

[1]	Net of interest capitalized as of December 31, 2017, 2016 and 2015 for $313,7 million, and $189.7 million and $255.9 million, respectively.
[2]	Includes changes in the fair value of financial assets on cash equivalents as of December 31, 2017, 2016 and 2015 for $25.3 million, $19.9 million and $26.9 million, respectively.